UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23248

Ecofin Sustainable & Social Impact Term Fund
(Exact Name of Registrant as specified in charter)

6363 College Boulevard, Suite 100A, Overland Park, KS 66211
(Address of Principal Executive Offices) (Zip code)

P. Bradley Adams
6363 College Boulevard, Suite 100A, Overland Park, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2021 - June 30, 2022

Item 1. Proxy Voting Record

Vote Summary
RICE ACQUISITION CORP.
Security		762594109			Meeting Type		Special
Ticker Symbol		RICE			Meeting Date		09-Sep-2021
ISIN		US7625941098			Agenda		935485436 - Management
Record Date		29-Jul-2021			Holding Recon Date		29-Jul-2021
City /	Country	/	United States		Vote Deadline Date		08-Sep-2021
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1A.
A proposal (the "Aria Business Combination Proposal") to
approve & adopt the Business Combination Agreement,
dated as of April 7, 2021, as amended, by & among Rice
Acquisition Corp. ("RAC") & Aria Energy LLC, among
others, a copy of which is attached to the accompanying
proxy statement (the "Aria Merger Agreement"), &
approve transactions contemplated thereby ("Aria
Merger").
				Management	For	For
1B.
A proposal ("Archaea Business Combination Proposal" &
together with Aria Business Combination Proposal,
"Business Combination Proposal") to approve & adopt
Business Combination Agreement, dated as of April 7,
2021, as amended, by & among RAC & Archaea Energy
LLC, among others, a copy of which is attached to
accompanying proxy statement ("Archaea Merger
Agreement"), & approve transactions contemplated
thereby ("Archaea Merger" & collectively with Aria
Merger, "Business Combinations").
				Management	For	For
2.
A proposal (the "NYSE Proposal") to approve, assuming
the Business Combination Proposal is approved &
adopted, for purposes of complying with NYSE rules, the
issuance by RAC of more than 20% of its issued &
outstanding shares of Common Stock.
				Management	For	For
3.
A proposal to approve & adopt, assuming the Business
Combination Proposal & the NYSE Proposal are
approved & adopted, the Amended & Restated Certificate
of Incorporation of the Combined Company (the
"Combined Company Charter").
				Management	For	For
3A.
A proposal to approve, on a non-binding advisory basis,
an increase in the total number of authorized shares of all
classes of capital stock to 1,100,000,000 shares,
consisting of (i) 900,000,000 shares of Class A Common
Stock, (ii) 190,000,000 shares of Class B Common Stock
& (iii) 10,000,000 shares of preferred stock.
				Management	For	For
3B.
A proposal to approve, on a non-binding advisory basis,
the U.S. federal district courts as the exclusive forum for
resolving any complaint asserting a cause of action
arising under the Securities Act of 1933.
				Management	For	For
3C.		A proposal to approve, on a non-binding advisory basis, the removal of provisions in RAC's current certificate of incorporation related to RAC's status as a blank check company.		Management	For	For
4.	DIRECTOR			Management
	1	J. Kyle Derham			For	For
	2	Dr. Kathryn Jackson			For	For
	3	Joseph Malchow			For	For
	4	Scott Parkes			For	For
	5	Daniel Joseph Rice, IV			For	For
	6	Nicholas Stork			For	For
	7	James Torgerson			For	For
5.		A proposal to approve & adopt, assuming the Business Combination Proposal, the NYSE Proposal & the Charter Proposal are approved & adopted, the Archaea Energy Inc. 2021 Incentive Plan.		Management	For	For
6.		A proposal to adjourn the Special Meeting, if necessary or appropriate, to permit further solicitation & vote of proxies in connection with the approval of proposals.		Management	For	For
COVANTA HOLDING CORPORATION
Security		22282E102			Meeting Type		Special
Ticker Symbol		CVA			Meeting Date		12-Oct-2021
ISIN		US22282E1029			Agenda		935493510 - Management
Record Date		31-Aug-2021			Holding Recon Date		31-Aug-2021
City /	Country	/	United States		Vote Deadline Date		11-Oct-2021
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1.
To adopt the Agreement and Plan of Merger, dated as of
July 14, 2021 (as it may be amended, modified or
supplemented from time to time, the "merger
agreement"), by and among the Company, Covert
Intermediate, Inc. and Covert Mergeco, Inc.
				Management	Against	Against
2.		To approve, by a non-binding advisory vote, the compensation that will be paid or become payable to the Company's named executive officers that is based on or otherwise relates to the merger.		Management	Against	Against
3.
To adjourn the special meeting to a later date or time if
necessary or appropriate, including to solicit additional
proxies in favor of the proposal to adopt the merger
agreement if there are insufficient votes at the time of the special meeting to adopt the merger agreement.
				Management	Against	Against
PUBLIC SERVICE ENTERPRISE GROUP INC.
Security		744573106			Meeting Type		Annual
Ticker Symbol		PEG			Meeting Date		19-Apr-2022
ISIN		US7445731067			Agenda		935564004 - Management
Record Date		18-Feb-2022			Holding Recon Date		18-Feb-2022
City /	Country	/	United States		Vote Deadline Date		18-Apr-2022
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1A.		Election of Director: Ralph Izzo		Management	For	For
1B.		Election of Director: Susan Tomasky		Management	For	For
1C.		Election of Director: Willie A. Deese		Management	For	For
1D.		Election of Director: Jamie M. Gentoso		Management	For	For
1E.		Election of Director: David Lilley		Management	For	For
1F.		Election of Director: Barry H. Ostrowsky		Management	For	For
1G.		Election of Director: Valerie A. Smith		Management	For	For
1H.		Election of Director: Scott G. Stephenson		Management	For	For
1I.		Election of Director: Laura A. Sugg		Management	For	For
1J.		Election of Director: John P. Surma		Management	For	For
1K.		Election of Director: Alfred W. Zollar		Management	For	For
2.		Advisory vote on the approval of executive compensation		Management	For	For
3.		Ratification of the appointment of Deloitte & Touche LLP as Independent Auditor for the year 2022		Management	Against	Against
ATLANTICA SUSTAINABLE INFRASTRUCTURE PLC
Security		G0751N103			Meeting Type		Annual
Ticker Symbol		AY			Meeting Date		05-May-2022
ISIN		GB00BLP5YB54			Agenda		935573899 - Management
Record Date		18-Mar-2022			Holding Recon Date		18-Mar-2022
City /	Country	/	United Kingdom		Vote Deadline Date		02-May-2022
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1.		To receive the accounts and reports of the directors and the auditors for the year ended 31 December 2021		Management	For	For
2.		To approve the directors' remuneration report, excluding the directors' remuneration policy, for the year ended 31 December 2021		Management	For	For
3.		Election of Michael Woollcombe as director of the Company		Management	For	For
4.		Election of Michael Forsayeth as director of the Company		Management	For	For
5.		Election of William Aziz as director of the Company		Management	For	For
6.		Election of Brenda Eprile as director of the Company		Management	For	For
7.		Election of Debora Del Favero as director of the Company		Management	For	For
8.		Election of Arun Banskota as director of the Company		Management	Against	Against
9.		Election of George Trisic as director of the Company		Management	Against	Against
10.		Re-election of Santiago Seage as director of the Company		Management	For	For
11.		To re-appoint Ernst & Young LLP and Ernst & Young S.L. as auditors of the Company to hold office until December 31, 2023		Management	For	For
12.		To authorize the Company's audit committee to determine the remuneration of the auditors		Management	For	For
13.	Authorization to issue shares			Management	Against	Against
14.		Disapplication of pre-emptive rights		Management	Against	Against
15.		Disapplication of pre-emptive rights		Management	Against	Against
CRESTWOOD EQUITY PARTNERS LP
Security		226344208			Meeting Type		Annual
Ticker Symbol		CEQP			Meeting Date		12-May-2022
ISIN		US2263442087			Agenda		935581721 - Management
Record Date		21-Mar-2022			Holding Recon Date		21-Mar-2022
City /	Country	/	United States		Vote Deadline Date		11-May-2022
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1.1		Election of Class I Director to serve until the 2025 annual meeting: Warren H. Gfeller		Management	For	For
1.2		Election of Class I Director to serve until the 2025 annual meeting: Janeen S. Judah		Management	For	For
1.3		Election of Class I Director to serve until the 2025 annual meeting: John J. Sherman		Management	For	For
2.		To approve, on a non-binding advisory basis, our named executive officer compensation.		Management	For	For
3.		To approve, on a non-binding advisory basis, the frequency of future advisory votes on our named executive officer compensation.		Management	1 Year	For
4.		To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the Partnership for the fiscal year ending December 31, 2022.		Management	For	For
CHENIERE ENERGY, INC.
Security		16411R208			Meeting Type		Annual
Ticker Symbol		LNG			Meeting Date		12-May-2022
ISIN		US16411R2085			Agenda		935607082 - Management
Record Date		28-Mar-2022			Holding Recon Date		28-Mar-2022
City /	Country	/	United States		Vote Deadline Date		11-May-2022
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1A.		Election of Director: G. Andrea Botta		Management	For	For
1B.		Election of Director: Jack A. Fusco		Management	For	For
1C.		Election of Director: Vicky A. Bailey		Management	For	For
1D.		Election of Director: Patricia K. Collawn		Management	For	For
1E.		Election of Director: David B. Kilpatrick		Management	For	For
1F.		Election of Director: Lorraine Mitchelmore		Management	For	For
1G.		Election of Director: Scott Peak		Management	For	For
1H.		Election of Director: Donald F. Robillard, Jr		Management	For	For
1I.		Election of Director: Neal A. Shear		Management	For	For
1J.		Election of Director: Andrew J. Teno		Management	For	For
2.		Approve, on an advisory and non-binding basis, the compensation of the Company's named executive officers for 2021.		Management	For	For
3.		Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2022.		Management	For	For
SUNNOVA ENERGY INTERNATIONAL INC
Security		86745K104			Meeting Type		Annual
Ticker Symbol		NOVA			Meeting Date		18-May-2022
ISIN		US86745K1043			Agenda		935587812 - Management
Record Date		21-Mar-2022			Holding Recon Date		21-Mar-2022
City /	Country	/	United States		Vote Deadline Date		17-May-2022
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1.1		Election of Class III Director: ANNE SLAUGHTER ANDREW		Management	For	For
1.2		Election of Class III Director: AKBAR MOHAMED		Management	For	For
1.3		Election of Class III Director: MARY YANG		Management	For	For
2.		Approval, in a non-binding advisory vote, of the compensation of our named executive officers.		Management	Against	Against
3.		Approval of the Sunnova Energy International Inc. Employee Stock Purchase Plan.		Management	For	For
4.		To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2022.		Management	For	For
ARCHAEA ENERGY INC.
Security		03940F103			Meeting Type		Annual
Ticker Symbol		LFG			Meeting Date		18-May-2022
ISIN		US03940F1030			Agenda		935589272 - Management
Record Date		23-Mar-2022			Holding Recon Date		23-Mar-2022
City /	Country	/	United States		Vote Deadline Date		17-May-2022
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management
	1	J. Kyle Derham			For	For
	2	Dr. Kathryn Jackson			Withheld	Against
	3	Scott Parkes			For	For
2.		Ratification of the appointment of KPMG LLP as our independent auditors for the fiscal year ending December 31, 2022.		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECOFIN SUSTAINABLE & SOCIAL IMPACT TERM FUND

Date: August 29, 2022	By:	/s/ P. Bradley Adams
Name: P. Bradley Adams
Title: Chief Executive Officer